Other Expense (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Expense [Member] | Navios Logistics [Member]
Other (expense)/income - taxes other than income taxes	$ 6,515	$ 5,442	$ 5,762